AllianzGI Technology Fund
AllianzGI Technology Fund

ALLIANZ FUNDS

Supplement Dated November 1, 2016

to the Statutory Prospectus for Class A, Class C, Class R,

Institutional Class, Class R6, Class P, Administrative Class Shares of Allianz Funds

Dated August 29, 2016 (as revised October 1, 2016)

Disclosure Relating to All Series

(each, a “Fund,” and collectively, the “Funds”)

On October 12-13, 2016, the Board of Trustees of Allianz Funds (the “Trust”) approved a Fee Waiver Agreement between the Trust and Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), effective as of November 1, 2016 through October 31, 2017. The Trust’s statutory prospectus is hereby revised to reflect the terms of the Fee Waiver Agreement, as described in further detail below.

Disclosure Relating to AllianzGI Technology Fund

Within the Fund Summary relating to the AllianzGI Technology Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI Technology Fund		A	C	Institutional	P	Administrative
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI Technology Fund		A	C	Institutional	P	Administrative
Management Fees		1.30%	1.30%	1.20%	1.30%	1.20%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none	0.25%
Other Expenses	[1]	0.12%	0.12%	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses		1.67%	2.42%	1.32%	1.42%	1.57%
Expense Reductions	[2]	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Expense Reductions	[2]	1.52%	2.27%	1.17%	1.27%	1.42%
[1]	Amounts include dividend expenses incurred by the Fund as a result of short sales for the most recent fiscal year. "Other Expenses" (before addition of dividend expenses on short sales) and dividend expenses on short sales were 0.01% and 0.11%, respectively.
[2]	Effective November 1, 2016, AllianzGI U.S. has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its advisory fees ("Management Fees" in the table above consist of administration fees and advisory fees paid to AllianzGI U.S.), which reduces the contractual fee rate by 0.15%.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI Technology Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	696	1,034	1,394	2,406
C	330	740	1,277	2,745
Institutional	119	404	709	1,577
P	129	435	762	1,689
Administrative	145	481	841	1,855

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI Technology Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	696	1,034	1,394	2,406
C	230	740	1,277	2,745
Institutional	119	404	709	1,577
P	129	435	762	1,689
Administrative	145	481	841	1,855

Please retain this Supplement for future reference.